Supplement Dated December 31, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective January 1, 2015, for the JNL/Lazard Emerging Markets Fund, please remove all references to Erik McKee.

Effective January 1, 2015, for the JNL/Lazard Emerging Markets Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Name:	Joined Fund Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Monika Shrestha	2015	Portfolio Manager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O'Hare	2011	Portfolio Manager/Analyst
Stephen Marra	2014	Portfolio Manager/Analyst

Effective January 1, 2015, in the section entitled "Additional Information About the Funds" for the JNL/Lazard Emerging Markets Fund, under "The Sub-Adviser and Portfolio Management," please delete the fifth paragraph and replace with the following:

Monika Shrestha is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the financials sector. She began working in the investment field in 1997. Prior to joining Lazard in 2003, Monika was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. She has an MBA from Harvard Business School, a BSE in Computer Science and Engineering and a BS in Economics (with a concentration in Finance) from the University of Pennsylvania.

Effective January 1, 2015 in the section entitled "Additional Information About the Funds" for the JNL/WMC Balanced Fund under "The Sub-Adviser and Portfolio Management" please delete the second sentence and replace it with:

Wellington Management is a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210.

Effective January 1, 2015 in the section entitled "Additional Information About the Funds" for the JNL/WMC Money Market Fund under "The Sub-Adviser and Portfolio Management" please delete the second sentence and replace it with:

Wellington Management is a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210.

Effective January 1, 2015 in the section entitled "Management of the Trust" under "Management Fee" please delete the table row for JNL/Invesco International Growth Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate Fee Paid to Adviser in Most Recent Fiscal year (Annual Rate Based on Average Net Assets of Each Fund)
JNL/Invesco International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%[18]	.63%
18JNAM will voluntarily waive 0.02% of the management fee of the Fund for total net assets over $2 billion.

Effective January 1, 2015 in the section entitled "Management of the Trust" under "Management Fee" please delete the table row for JNL/PIMCO Real Return Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate Fee Paid to Adviser in Most Recent Fiscal year (Annual Rate Based on Average Net Assets of Each Fund)
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%[19]	.49%
19JNAM will voluntarily waive 0.01% of the management fee of the Fund for total net assets over $2 billion.

Effective January 1, 2015 in the section entitled "Management of the Trust" under "Management Fee" please delete the table row for JNL/PIMCO Total Return Bond Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate Fee Paid to Adviser in Most Recent Fiscal year (Annual Rate Based on Average Net Assets of Each Fund)
JNL/PIMCO Total Return Bond Fund	$0 to $1 billion $1 billion to $3 billion Over $3 billion	.50% .50%[20] .49%[20]	.50%
20JNAM will voluntarily waive 0.02% of the management fee of the Fund for total net assets exceeding $1 billion.

This Supplement is dated December 31, 2014.

Supplement Dated December 31, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective January 1, 2015, on page 87, in the section entitled "Trustees and Officers of the Trust," after the heading "Trustee Compensation," please delete the first two paragraphs and replace them with the following:

The Trustee who is an "interested person" receives no compensation from the Trust.  Effective January 1, 2015, each disinterested Trustee is paid by the Funds an annual retainer of $190,000, as well as a fee of $10,000 for each meeting of the Board attended.  The Chairman of the Board of Trustees receives an additional annual retainer of $70,000.  The Chair of the Audit Committee receives an additional annual retainer of $18,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $2,500 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $18,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $2,500 for each in-person or telephonic Governance Committee meeting. The Chair of each Investment Committee receives an additional annual retainer of $10,000 for his or her services in that capacity.  If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

Trustees will receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars).  However, if a Board or Committee meeting is held out of town, Trustees will not receive the "per diem" fee plus the Board or Committee fee for such out of town meeting, but rather will receive the greater of $2,500 or the meeting fee.

Effective January 1, 2015, on page 189, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Wellington Management Company, LLP," please delete the second sentence of the first paragraph and replace it with the following:

Wellington Management is a Delaware limited liability partnership, with principal offices at 280 Congress Street, Boston, Massachusetts 02210.

Effective January 1, 2015, for the JNL/Lazard Emerging Markets Fund, please remove all references to Erik McKee.

Effective January 1, 2015, on page 156, in the sub-section "Lazard Asset Management LLC" of the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table row for Erik McKee and replace it with the following:

Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Monika Shrestha[1]	Other Pooled Vehicles	18	$8,658,304,243	0	$0
	Other Accounts	84	$14,619,469,181	3	$1,846,179,690
	Reg Investment Companies	6	$17,113,426,288	0	$0
1The information provided is as of September 30, 2014.

Effective January 1, 2015, on page 158, in the sub-section "Lazard Asset Management LLC" of the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Security Ownership of the Portfolio Manager of the JNL/Lazard Emerging Markets Fund," please delete the first table in its entirety and replace it with the following:

Security Ownership of Portfolio Managers	John R. Reinsberg	James M. Donald	Monika Shrestha	Rohit Chopra
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective January 1, 2015, on page 195, in the section entitled Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Sub-Advisory Fees," please delete the table row for the JNL/Invesco International Growth Fund and replace it with the following:

FUND	ASSETS	FEES
JNL/Invesco International Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1 billion $1 billion to $2 billion Over $2 billion	.40% .35% .30% .275% .25%

Effective January 1, 2015, on page 197, in the section entitled Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Sub-Advisory Fees," please delete the table row for the JNL/Oppenheimer Global Growth Fund and replace it with the following:

FUND	ASSETS	FEES
JNL/Oppenheimer Global Growth Fund	$0 to $350 million $350 million to $800 million $800 million to $1 billion Over $1 billion	.35% .30% .25% .23%

Effective January 1, 2015, on page 198, in the section entitled Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Sub-Advisory Fees," please delete the table rows for the JNL/PIMCO Real Return Fund and the JNL/PIMCO Total Return Bond Fund and replace them with the following:

FUND	ASSETS	FEES
JNL/PIMCO Real Return Fund	$0 to $1 billion $1 billion to $2 billion Over $2 billion	.25% .20% .175%
JNL/PIMCO Total Return Bond Fund[10]	$0 to $1 billion $1 billion to $3 billion Over $3 billion	.25% .20% .175%
10When aggregate net assets of JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, and Curian/PIMCO Total Return Fund equal or exceed $3 billion, the annual rate of 0.20% is applicable to amounts from $1 billion to $3 billion and 0.175% for amounts over $3 billion in the JNL/PIMCO Total Return Bond Fund. When aggregate net assets of JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, and Curian/PIMCO Total Return Fund are less than $3 billion, the annual rate of 0.25% is applicable to all assets. The fee is computed based on the combined market value of the Total Return portfolios of JNL and Curian; the Sub-Adviser will aggregate Total Return assets to derive an average fee to be applied to these Total Return portfolios.

This Supplement is dated December 31, 2014.